Vanguard Consumer Discretionary Index Fund

Vanguard Industrials Index Fund

Vanguard Materials Index Fund

Vanguard Communication Services Index Fund

Vanguard Utilities Index Fund

Vanguard Mega Cap Value Index Fund

Vanguard Mega Cap Growth Index Fund

Supplement to the Statement of Additional Information Dated
December 21, 2017 (revised May 3, 2018)

Effective May 18, 2018, State Street Bank and Trust Company, One Lincoln
Street, Boston, MA 02111, serves as the custodian for Vanguard Consumer
Discretionary Index Fund, Vanguard Industrials Index Fund, Vanguard Materials
Index Fund, Vanguard Communication Services Index Fund, Vanguard Utilities
Index Fund, Vanguard Mega Cap Value Index Fund, and Vanguard Mega Cap
Growth Index Fund (the “Funds”). The custodian is responsible for maintaining the Funds’ assets, keeping all necessary accounts and records of the Funds’
assets, and appointing any foreign sub-custodians or foreign securities depositories.

© 2018 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI 023A 052018